DIVESTMENTS AND ASSETS HELD FOR SALE - Schedule of Held for Sale Assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 4,848	$ 5,392	$ 5,358	$ 6,400
Inventories	19,283	18,589
Total current assets	31,992	30,605
Non-current assets:
Property, plant and equipment	41,399	41,041
Total non-current assets	67,158	67,098
Total assets	99,150	97,703
Total current liabilities	22,395	22,520
Total liabilities	42,327	$ 41,167
ArcelorMittal Costa Rica ("AMCR") | Assets and liabilities held for sale
Current assets:
Cash and cash equivalents	23
Trade accounts receivable, prepaid expenses and other current assets	31
Inventories	65
Total current assets	119
Non-current assets:
Property, plant and equipment	18
Other assets	3
Total non-current assets	21
Total assets	140
Trade accounts payables, accrued expenses and other liabilities	51
Total current liabilities	51
Long term debt and other long term liabilities	3
Total liabilities	$ 54